Deposits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Demand non-interest bearing
Domestic	$ 2,382,935	$ 2,175,694
Foreign	547,318	490,816
Total demand non-interest bearing	2,930,253	2,666,510
Savings and interest bearing demand
Domestic	2,488,458	2,364,905
Foreign	537,222	560,707
Total savings and interest bearing demand	3,025,680	2,925,612
$100,000 or more
Domestic	835,792	856,700
Foreign	864,346	938,940
Less than $100,000
Domestic	482,089	531,503
Foreign	300,465	324,160
Total time, certificates of deposit	2,482,692	2,651,303
Total deposits	8,438,625	8,243,425
Savings and interest bearing demand
Domestic	2,998	3,182	4,487
Foreign	599	580	801
Total savings and interest bearing demand	3,597	3,762	5,288
$100,000 or more
Domestic	4,615	5,761	8,263
Foreign	4,529	5,590	9,148
Less than $100,000
Domestic	2,074	3,065	4,945
Foreign	815	1,028	1,617
Total time, certificates of deposit	12,033	15,444	23,973
Total interest expense on deposits	$ 15,630	$ 19,206	$ 29,261